Government Grants	12 Months Ended
Dec. 31, 2025
Government Grants [Abstract]
GOVERNMENT GRANTS
13	GOVERNMENT GRANTS

	2025	2024
	USD	USD

At 1 January	178,252	316,754
Amount claimed during the year	1,101,295	1,800,478
Received during the year	(1,279,547)	(1,938,980)
At 31 December	-	178,252

	2025	2024
	USD	USD

Government grants receivable – current assets	-	588,863
Deferred government grants - current liabilities	-	(410,611)
	-	178,252

The Group entered into an agreement with Abu Dhabi Investment Office (ADIO) a government entity established in Abu Dhabi on December 23, 2020 in order for the former to move its regional and global headquarters to Abu Dhabi, including R&D center where a subsidiary has been incorporated and registered in the Abu Dhabi Global Market, and to create a skilled-employment opportunities and ensure a positive social and economic impact on the Emirate of Abu Dhabi. ADIO will make available the financial incentives to the Group as part of the agreement.

Government grants have been received for the payment of salaries and related expenses, rent expenses and purchases of certain items of property and equipment. There are no unfulfilled conditions or contingencies attached to these grants.

The agreement with the ADIO expired on June 30, 2025 and was not renewed. All incentives due under the program have been received and no further amounts are receivable by the Group.